Shareholder Report, Holdings (Details)	Oct. 31, 2025
PGIM Jennison Natural Resources Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - CLASS A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM Jennison Natural Resources Fund - CLASS A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Natural Resources Fund - CLASS A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Natural Resources Fund - CLASS A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Natural Resources Fund - CLASS A | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Natural Resources Fund - CLASS A | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Natural Resources Fund - CLASS A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Natural Resources Fund - CLASS A | CONGO, THE DEMOCRATIC REPUBLIC OF THE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Natural Resources Fund - CLASS A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Natural Resources Fund - CLASS A | ZAMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Natural Resources Fund - CLASS A | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS A | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS A | United States (6.2% represents investments purchased with collateral from securities on loan
Holdings [Line Items]
Percent of Net Asset Value	52.40%
PGIM Jennison Natural Resources Fund - CLASS A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
PGIM Jennison Natural Resources Fund - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
PGIM Jennison Natural Resources Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - CLASS C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM Jennison Natural Resources Fund - CLASS C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Natural Resources Fund - CLASS C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Natural Resources Fund - CLASS C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Natural Resources Fund - CLASS C | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Natural Resources Fund - CLASS C | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Natural Resources Fund - CLASS C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Natural Resources Fund - CLASS C | CONGO, THE DEMOCRATIC REPUBLIC OF THE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Natural Resources Fund - CLASS C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Natural Resources Fund - CLASS C | ZAMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Natural Resources Fund - CLASS C | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS C | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS C | United States (6.2% represents investments purchased with collateral from securities on loan
Holdings [Line Items]
Percent of Net Asset Value	52.40%
PGIM Jennison Natural Resources Fund - CLASS C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
PGIM Jennison Natural Resources Fund - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
PGIM Jennison Natural Resources Fund - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - CLASS R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM Jennison Natural Resources Fund - CLASS R | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Natural Resources Fund - CLASS R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Natural Resources Fund - CLASS R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Natural Resources Fund - CLASS R | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Natural Resources Fund - CLASS R | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Natural Resources Fund - CLASS R | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Natural Resources Fund - CLASS R | CONGO, THE DEMOCRATIC REPUBLIC OF THE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Natural Resources Fund - CLASS R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Natural Resources Fund - CLASS R | ZAMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Natural Resources Fund - CLASS R | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS R | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS R | United States (6.2% represents investments purchased with collateral from securities on loan
Holdings [Line Items]
Percent of Net Asset Value	52.40%
PGIM Jennison Natural Resources Fund - CLASS R | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
PGIM Jennison Natural Resources Fund - CLASS R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
PGIM Jennison Natural Resources Fund - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - CLASS Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM Jennison Natural Resources Fund - CLASS Z | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Natural Resources Fund - CLASS Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Natural Resources Fund - CLASS Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Natural Resources Fund - CLASS Z | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Natural Resources Fund - CLASS Z | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Natural Resources Fund - CLASS Z | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Natural Resources Fund - CLASS Z | CONGO, THE DEMOCRATIC REPUBLIC OF THE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Natural Resources Fund - CLASS Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Natural Resources Fund - CLASS Z | ZAMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Natural Resources Fund - CLASS Z | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS Z | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS Z | United States (6.2% represents investments purchased with collateral from securities on loan
Holdings [Line Items]
Percent of Net Asset Value	52.40%
PGIM Jennison Natural Resources Fund - CLASS Z | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
PGIM Jennison Natural Resources Fund - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
PGIM Jennison Natural Resources Fund - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - CLASS R6 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
PGIM Jennison Natural Resources Fund - CLASS R6 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Natural Resources Fund - CLASS R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Natural Resources Fund - CLASS R6 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Natural Resources Fund - CLASS R6 | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Natural Resources Fund - CLASS R6 | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Natural Resources Fund - CLASS R6 | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Natural Resources Fund - CLASS R6 | CONGO, THE DEMOCRATIC REPUBLIC OF THE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Natural Resources Fund - CLASS R6 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Natural Resources Fund - CLASS R6 | ZAMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Natural Resources Fund - CLASS R6 | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS R6 | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS R6 | United States (6.2% represents investments purchased with collateral from securities on loan
Holdings [Line Items]
Percent of Net Asset Value	52.40%
PGIM Jennison Natural Resources Fund - CLASS R6 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
PGIM Jennison Natural Resources Fund - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)